CONVERTIBLE SENIOR NOTES, NET (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of Net Carrying Amount of Liability and Equity Components of Notes
	December 31,
	2022	2023
Liability component:

Principal amount (outstanding and original)	$575,000	$575,000
Adjustment from Adoption of ASU 2020-06	46,270	-
Unamortized discount	(46,270)	-
Unamortized issuance costs	(5,656)	(2,660)

Net carrying amount	$569,344	$572,340

Schedule of Interest Expense Related to Notes
	Year ended
	December 31,
	2021	2022	2023

Amortization of debt issuance costs	$2,412	$2,980	$2,996
Amortization of debt discount	15,380	-	-

Total interest expense recognized	$17,792	$2,980	$2,996